Investments in affiliates and investments in available-for-sale securities (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Navios Partners
Balance sheet
Cash and cash equivalents, including restricted cash	$ 58,322		$ 58,322		$ 29,933	$ 25,088
Current assets	89,350		89,350		60,306	56,349
Non-current assets	1,239,273		1,239,273		1,244,996	1,212,231
Current liabilities	54,075		54,075		54,247	98,950
Long- term debt including current portion, net	511,669		511,669		493,463	523,776
Non-current liabilities	491,262		491,262		483,345	489,421
Income Statement
Revenue	62,571	$ 59,954	173,819	$ 152,383	211,652	190,524	$ 223,676
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II					(15,090)	(52,549)	41,805
Net income/ (loss)	10,457	9,173	(13,598)	7,965	(15,090)	(52,549)	41,805
Navios Acquisition
Balance sheet
Cash and cash equivalents, including restricted cash	48,313		48,313		86,458
Current assets	90,536		90,536		119,733
Non-current assets	1,365,936		1,365,936		1,453,048
Current liabilities	136,826		136,826		74,618
Long- term debt including current portion, net	1,016,324		1,016,324		1,065,369
Non-current liabilities	941,694		941,694		1,035,688
Income Statement
Revenue	41,589	54,021	129,218	176,961
Net income/ (loss)	$ (23,408)	$ (8,105)	$ (69,942)	$ (66,907)
Navios Europe I
Balance sheet
Cash and cash equivalents, including restricted cash					19,185	10,785
Current assets					22,417	15,980
Non-current assets					145,940	169,925
Current liabilities					21,284	18,490
Long- term debt including current portion, net					75,472	86,060
Non-current liabilities					125,283	155,387
Income Statement
Revenue					37,468	40,589	41,437
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II					(20,778)	(2,174)	(1,347)
Net income/ (loss)					9,762	16,137	(1,118)
Navios Europe II
Balance sheet
Cash and cash equivalents, including restricted cash					16,882	16,916
Current assets					28,403	19,487
Non-current assets					195,784	232,363
Current liabilities					25,805	24,126
Long- term debt including current portion, net					109,223	119,234
Non-current liabilities					164,276	184,530
Income Statement
Revenue					38,633	30,893	20,767
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II					22,749	(25,062)	1,673
Net income/ (loss)					(9,086)	$ (34,059)	$ 77,252
Navios Containers
Balance sheet
Cash and cash equivalents, including restricted cash					14,501
Current assets					21,371
Non-current assets					245,440
Current liabilities					49,559
Long- term debt including current portion, net					119,033
Non-current liabilities					76,534
Income Statement
Revenue					39,188
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II					2,638
Net income/ (loss)					$ 2,638